Share Based Compensation - Additional Information (Details)		1 Months Ended	12 Months Ended						24 Months Ended
	Nov. 11, 2017 CNY (¥) shares	Jan. 31, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of fully vested ordinary shares	352,500
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum life of option		6 years
Number of stock options granted			0	0					1,829,000
Cash used to settle related share-based compensation | ¥					¥ 1,186,271
Weighted-average grant date fair value | $ / shares						$ 3.57		$ 5.54
Aggregate grant date fair value of the outstanding options			¥ 35,828,331		39,628,188	$ 39,628,188	¥ 60,525,042	$ 60,525,042	¥ 35,828,331	$ 5,490,932
Fair value of share options vested			8,610,259	$ 1,319,580	11,316,415		5,431,798
Unrecognized compensation expense related to unvested options, net			¥ 3,405,695		¥ 12,314,260	$ 12,314,260	¥ 42,791,057	$ 42,791,057	¥ 3,405,695	$ 521,946
Weighted-average period			1 year 4 months 2 days	1 year 4 months 2 days	2 years 6 months 29 days		3 years 1 month 9 days
2018 Share Incentive Plan | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants		9,000,000
General And Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥	¥ 38,048,000
General And Administrative Expenses | 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 232,558	$ 35,641	¥ 27,676,666		¥ 16,108,950